SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss from continuing operations	¥ (1,464,827)	$ (212,378)	¥ (1,263,861)	¥ (1,028,434)
Net cash generated from (used in) continuing operating activities	(1,051,662)	$ (152,478)	(891,135)	¥ 70,527
Accumulated deficit	(18,934,860)		(17,471,716)				$ (2,745,297)
Working capital deficiency	934,705						135,520
Total cash position	1,657,861						240,366
Short - term bank loans	¥ 183,270		¥ 530,495		¥ 137,000	$ 19,863	$ 26,572